Stock and Equity Based Compensation - Performance Restricted Stock Activity (Details) (Performance Restricted Stock Units, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2014	Mar. 31, 2014		Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance shares, performance period		3 years		3 years
Maximum number of units that could be awarded		158,300		158,300
Awards & Units (in shares)
Granted	79,150
Weighted Average Grant-Date Fair Value (in dollars per share)
Granted		$ 125.63		$ 125.63
Unrecognized compensation cost related to unvested awards		$ 9,470		$ 8,111
Unrecognized compensation cost, period of recognition		1 year 9 months 5 days		1 year 6 months 5 days
2012 Plan
Awards & Units (in shares)
Unvested at Beginning of period		0		0
Granted		79,150		79,150
Vested		0		0
Forfeited		0		0
Unvested at end of period		79,150	[1]	79,150	[1]
Weighted Average Grant-Date Fair Value (in dollars per share)
Unvested at beginning of period		$ 0.00		$ 0.00
Granted		$ 125.63		$ 125.63
Vested		$ 0.00		$ 0.00
Forfeited		$ 0.00		$ 0.00
Unvested at end of period		$ 125.63	[1]	$ 125.63	[1]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be awarded, percent of initial awards received	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be awarded, percent of initial awards received	200.00%

[1]	A maximum of 158,300 units could be awarded based upon the Company’s final TSR ranking.